FINANCIAL ASSETS AND FINANCIAL LIABILITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Dividends received	$ 103	$ 96	$ 97
Maximum borrowing capacity	311,889	273,501
Interest-bearing loans and borrowings, current portion	41,828	24,098
Financial Liabilities	$ 121,191	$ 104,151
Liquidity discount	30.00%	30.00%
Financial liabilities that are part of supplier finance arrangements
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	$ 30,252	$ 10,241
Foreign currency forward contracts
Disclosure Of Financial Instruments [Line Items]
Outstanding forward contracts, notional amount	9,300	2,900
Line of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	193,231	192,658
Letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	82,705	88,880
Open letters of credit
Disclosure Of Financial Instruments [Line Items]
Unused portion of the credit lines	38,895	24,975
Bank loans, due September 2027
Disclosure Of Financial Instruments [Line Items]
Interest-bearing loans and borrowings, current portion	2,904
Interest -bearing loans and borrowings
Disclosure Of Financial Instruments [Line Items]
Financial Liabilities	$ 30,252	$ 10,241